Offerings - Offering: 1	May 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.01 per share (Common Stock) reserved for issuance under the Hubbell Incorporated Incentive Award Plan (the Plan)
Amount Registered | shares	620,000
Proposed Maximum Offering Price per Unit	358.16
Maximum Aggregate Offering Price	$ 222,059,200
Fee Rate	0.01531%
Amount of Registration Fee	$ 33,997.26
Offering Note
(1)
Represents shares of Common Stock authorized to be issued under the Plan. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also registers any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

(2)
Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high ($361.57) and low ($354.75) prices per share of Common Stock, as reported on the New York Stock Exchange on April 29, 2025 (which is within five business days prior to the date of filing of this Registration Statement).

(3)	Calculated at a rate of $153.10 per $1,000,000 of the proposed maximum aggregate offering price.